Subsequent Events (Details) - MPU Cayman [Member] - USD ($)		9 Months Ended
	Oct. 08, 2024	Sep. 30, 2024
Subsequent Events [Line Items]
Divided (in Dollars)		$ 120,000
Class A Shares [Member]
Subsequent Events [Line Items]
Share issued		100,000,000
Purchase price per share (in Dollars per share)		$ 0.001
Class A Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares exchaged	1
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Share issued		10,000,000
Purchase price per share (in Dollars per share)		$ 0.001
Preferred Class A [Member]
Subsequent Events [Line Items]
Purchase price per share (in Dollars per share)		$ 0.001
Preferred stock, share issued		10,000,000
Redomicile Merger [Member] | Class A Shares [Member]
Subsequent Events [Line Items]
Share issued		1
Issuance of shares		40,470,084
Shares outstanding		1